UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Punch Card Capital
Address: 7065 Westpointe Blvd., Suite 204

         Orlando, FL  32835

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norbert Lou
Title:
Phone:     212 319-5413

Signature, Place, and Date of Signing:

     Norbert Lou     Orlando, FL     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $133,261 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207    13165   180000 SH       SOLE                   180000        0        0
AMBASSADORS GROUP INC          COM              023177108    46326  2452395 SH       SOLE                  2452395        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    31149  1778900 SH       SOLE                  1778900        0        0
BEAR STEARNS COS INC           COM              073902108    18254  1740144 SH       SOLE                  1740144        0        0
IAC INTERACTIVECORP            COM NEW          44919P300     3218   155000 SH       SOLE                   155000        0        0
LOEWS CORP                     COM              540424108    21149   525828 SH       SOLE                   525828        0        0